Average Annual Total Returns - AZL Russell 1000 Growth Index Fund	Apr. 30, 2021
RussellGrowthIndex [Member]
Average Annual Return:
1 Year	38.49%	[1]
5 Years	21.00%	[1]
10 Years	17.21%	[1]
Since Inception	17.11%	[1]
AZL Russell 1000 Growth Index Fund Class 2
Average Annual Return:
1 Year	38.58%
5 Years	20.27%
10 Years	16.42%
Since Inception
AZL Russell 1000 Growth Index Fund Class 1
Average Annual Return:
1 Year	39.03%
5 Years
10 Years
Since Inception	23.77%
Inception Date	Oct. 17, 2016

[1]	Reflects no deduction for fees, expenses, or taxes.